Implementation of IFRS 16 (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Implementation of IFRS 16
Lease liabilities	£ 1,752	£ 97
Weighted average lessee's incremental borrowing rate	2.43%
Right-of-use assets	£ 1,655